Risks and Uncertainties	12 Months Ended
Sep. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 10 – CONCENTRATION OF CREDIT RISK

A material part of the Company’s account receivables is outstanding with five customers.  The amount owed by these customers at September 30, 2011, was 541,187, approximately 90% of the Company’s receivables.  Sales to the top five customers represented 76% of total sales for year ended September 30, 2011. The amount owed by these customers at September 30, 2010 was 518,092, approximately 78% of the Company’s receivables.  Sales to the top five customers represented 82% of total sales for the nine months ended September 30, 2010.   Sales are concentrated in the western United States. For the year ended September 30, 2011, the Company purchased approximately 752,000 of its raw material from five suppliers, which represented 50% of the Company’s total purchases. For the nine months ended September 30, 2010 the Company purchased approximately 698,000 of raw material from five suppliers, which represented 59% of the Company’s total purchases. As of September 30, 2011 and 2010 amounts owed to these five suppliers was approximately 96,000 and 186,000, respectively, which represented 65% and 41%, respectively, of the total accounts payable.